OTHER EXPENSES (INCOME) (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Care and maintenance			$ 51	$ 52	$ 0
Governmental fiscal claims			13	15	11
Legacy tailings storage facilities obligations			34	52	(16)
Pension and medical defined benefit			3	6	7
Royalties received			0	(1)	(2)
Retrenchment and related costs			14	15	0
Legal fees and project costs			41	(1)	1
Other indirect taxes			(10)	(14)	11
Net other income			(2)	(20)	0
Other (expenses) income			144	104	12
Retrenchment costs			$ 14	6	0
Centamin Plc
Disclosure of attribution of expenses by nature to their function [line items]
Acquisition-related costs recognised as expense	$ 31	$ 31		$ 0	$ 0